Other Assets (Tables)	12 Months Ended
Oct. 31, 2022
Other Assets
Schedule of Other Assets
Other Assets

(millions of Canadian dollars)		As at

	October 31 2022	October 31 2021
Accounts receivable and other items	$10,769	$9,144
Accrued interest	3,765	2,196
Current income tax receivable	6,031	1,862
Defined benefit asset	1,406	637
Insurance-related assets, excluding investments	2,008	2,040

Prepaid expenses	1,323	1,300
Total	$25,302	$17,179